STRATS(SM) TRUST FOR NEWS CORPORATION SECURITIES, SERIES 2006-4 10-D

Exhibit 99.1

Cede & Co	Synthetic Fixed-Income Securities, Inc
c/o The Depository Trust Company	One Wachovia Center
99 Church Street	301 S College St DC-8
New York, NY 10007	Charlotte, NC 28288

Standard & Poor’s Rating Services	Moody’s Investors Service, Inc.
55 Water Street	Structured Derivative Products
New York, NY 10041	99 Church Street
Fax 212-438-2664	New York, NY 10007
Fax 212-553-0355

To the Holders of:
STRATS(SM) TRUST FOR NEWS CORPORATION SECURITIES, SERIES 2006-4

Structured Repackaged Asset-Backed Trust Securities
*CUSIP:	863117206	7.000% Class A-1 Certificates
*CUSIP:	863117AA5	0.900% Class A-2 Certificates

U.S. Bank Trust National Association, as Trustee for the STRATSSM TRUST FOR NEWS CORPORATION SECURITIES, SERIES 2006-4, hereby gives notice with respect to the Scheduled Distribution Date of October 07, 2019 (the ' Distribution Date') as follows:

Record Date:	10/4/2019
Beginning Accrual	6/3/2019
Ending Accrual	10/7/2019
Distribution Date:	10/7/2019

Underlying Security:	News America Holdings Incorporated 7.90% corporate bonds due 12/1/2095
CUSIP of Underlying Security*:	652478BB3

Certificate Account Holdings as of beginning of Collection Period Cash Balance:	$0.00
Number of Underlying Securities Held:	One
Principal Amount of Underlying Security:	$33,000,000.00
Cash Flows received during Collection Period
Scheduled Income received on Underlying Securities on Distribution Date:	$70,640.02
Principal Received on Underlying Securities:	$500,000.00
LESS: Class A-1 Allocation paid to Certificateholders:	$512,250.00
Per $25 Class A-1 Certificate:	$0.38806818
Class A-2 Allocation:	$58,390.02
Fees Paid to Trustee from Class A-2 Allocation:	$—
Listing Fee Paid from Class A-2 Allocation:	$—
Payment to Class A-2 Certificateholders:	$58,390.02
Per $1,000 Notional Amount of Class A-2 Certificates:	$1.76939455
Certificate Account Holdings at close of business on Distribution Date

Cash Balance:	$0.00
Number of Underlying Securities Held:	One
Principal Amount of Underlying Securities:	$33,000,000.00
Issued by Trust and outstanding as of beginning of Collection Period
1,320,000 Class A-1 Certificates representing Stated Amount:	$33,000,000.00
Notional Amount of Class A-2 Certificates:	$33,000,000.00
Number of Call Warrants:	66
Issued by Trust and outstanding at close of business on Distribution Date 1,320,000 Class A-1 Certificates representing Stated Amount:	$32,500,000.00
Notional Amount of Class A-2 Certificates:	$32,500,000.00
Number of Call Warrants:	65
U.S. Bank Trust National Association, as Trustee

*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness. It is included solely for the convenience of the Holders.